Securities, 424I - Securities, 424I: 1	Oct. 27, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Common stock issuable upon exercise of warrants
Fee Rate	0.00014%
Amount of Registration Fee	$ 1,795.3